UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June
30, 2003

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 12, 2003

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Total Value: $ 378,625  (thousands)


List of Other Included Managers:

	NONE



Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $ 7,717     628,900    SH    SOLE  N/A     469,600  N/A      159,300
Amazon.Com Inc               Common     023135106   $10,142     279,250    SH    SOLE  N/A     204,000  N/A       75,250
Aol Time Warner              Common     00184A105   $12,208     758,750    SH    SOLE  N/A     569,000  N/A      189,750
Biopure Corp                 Common     09065H105   $17,883   2,960,760    SH    SOLE  N/A   2,136,100  N/A      824,660
Citigroup Inc                Common     172967101   $11,107     259,520    SH    SOLE  N/A     187,400  N/A       72,120
Collagenex Pharmaceuticals   Common     19419B100   $ 9,509     717,100    SH    SOLE  N/A     552,000  N/A      165,100
Continental Airlines         Common     210795308   $12,605     842,000    SH    SOLE  N/A     842,000  N/A            0
Corixa Corp                  Common     21887F100   $ 8,900   1,149,900    SH    SOLE  N/A     858,000  N/A      291,900
Dean Foods Co                Common     242370104   $ 8,467     268,800    SH    SOLE  N/A     200,700  N/A       68,100
Durect Corporation           Common     266605104   $10,805   4,502,000    SH    SOLE  N/A   2,890,000  N/A    1,612,000
Easylink Services Corp       Common     27784T200   $ 3,386   4,979,310    SH    SOLE  N/A   3,115,236  N/A    1,864,074
Edison Schools Inc           Common     281033100   $ 7,184   4,789,504    SH    SOLE  N/A   2,810,000  N/A    1,979,504
Emcor Group Inc              Common     29084Q100   $ 8,981     181,950    SH    SOLE  N/A     133,400  N/A       48,550
Exact Sciences Corp          Common     30063P105   $ 6,767     618,000    SH    SOLE  N/A     515,000  N/A      103,000
Freeport-Mcmoran Copper-B    Common     35671D857   $11,226     458,200    SH    SOLE  N/A     413,000  N/A       45,200
General Cable Corp           Common     369300108   $13,883   2,571,000    SH    SOLE  N/A   1,749,000  N/A      822,000
Graftech International Ltd   Common     384313102   $16,402   3,009,450    SH    SOLE  N/A   2,106,000  N/A      903,450
Heska Corp                   Common     42805E108   $ 6,192   4,837,660    SH    SOLE  N/A   3,636,960  N/A    1,200,700
Indus International Inc.     Common     45578L100   $ 3,751   2,334,000    SH    SOLE  N/A   1,873,000  N/A      461,000
Iron Mountain Inc            Common     462846106   $ 7,926     213,700    SH    SOLE  N/A     158,900  N/A       54,800
Jacuzzi Brands Inc           Common     469865109   $ 5,523   1,044,000    SH    SOLE  N/A     868,000  N/A      176,000
Kt Corp Sp Adr               ADR        48268K101   $ 8,734     443,100    SH    SOLE  N/A     331,000  N/A      112,100
Logicvision Inc              Common     54140W107   $ 4,096   1,388,600    SH    SOLE  N/A     923,000  N/A      465,600
Mcdermott Intl Inc           Common     580037109   $17,251   2,725,200    SH    SOLE  N/A   1,941,000  N/A      784,200
Nec Corp                     ADR        629050204   $   925     183,500    SH    SOLE  N/A     160,000  N/A       23,500
Nextel Communications Corp   Common     65332V103   $17,118     947,310    SH    SOLE  N/A     705,000  N/A      242,310
Pfizer Inc                   Common     717081103   $ 4,009     117,400    SH    SOLE  N/A     117,000  N/A          400
Posco                        ADR        693483109   $ 9,303     355,200    SH    SOLE  N/A     279,500  N/A       75,700
Praecis Pharmaceuticals Inc  Common     739421105   $ 9,769   1,993,700    SH    SOLE  N/A   1,321,500  N/A      672,200
Protein Design Labs Inc      Common     74369L103   $ 6,886     484,951    SH    SOLE  N/A     354,259  N/A      130,692
Quixote Corp                 Common     749056107   $12,606     496,700    SH    SOLE  N/A     352,700  N/A      144,000
Rostelecom                   ADR        778529107   $ 9,526     916,800    SH    SOLE  N/A     691,000  N/A      225,800
Stewart & Stevenson Services Common     860342104   $12,228     776,400    SH    SOLE  N/A     554,000  N/A      222,400
Strategic Diagnostics Inc    Common     862700101   $ 7,968   1,786,500    SH    SOLE  N/A   1,236,000  N/A      550,500
Telekomunik Indonesia        ADR        715684106   $ 9,504     848,600    SH    SOLE  N/A     603,500  N/A      245,100
Textron Inc                  Common     883203101   $   979      25,100    SH    SOLE  N/A      25,000  N/A          100
Thoratec Corp                Common     885175307   $ 8,645     588,900    SH    SOLE  N/A     446,300  N/A      142,600
Tier Technologies Inc        Common     88650Q100   $ 9,313   1,201,700    SH    SOLE  N/A     866,000  N/A      335,700
Tripath Imaging Inc          Common     896942109   $ 6,183     909,318    SH    SOLE  N/A     721,000  N/A      188,318
United Therapeutics Corp     Common     91307C102   $ 7,985     369,000    SH    SOLE  N/A     356,000  N/A       13,000
Virologic Inc                Common     92823R201   $ 5,926   4,666,390    SH    SOLE  N/A   3,356,822  N/A    1,309,568
Vivus Inc                    Common     928551100   $ 8,838   1,750,000    SH    SOLE  N/A   1,337,000  N/A      413,000
Wal-Mart Stores Inc          Common     931142103   $   268       5,000    SH    SOLE  N/A         -    N/A        5,000